Income Taxes - Components of Income Tax (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
Current income taxes
Federal	$ 613	$ 634	$ 686
Provincial	420	428	467
Foreign	390	226	188
Current income tax expense benefit	1,423	1,288	1,341
Deferred income taxes
Federal	(67)	30	54
Provincial	(44)	20	36
Foreign	(84)	32	33
Deferred income tax expense benefit	(195)	82	123
Total comprehensive income	$ 1,228	$ 1,370	$ 1,464